Loans to Customers - Schedule of Gross Carrying Amount and Related Allowance for Impairment Losses on Loans to Customers by Stage (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of loans to customers [line items]
Gross loans to customers	₸ 6,042,443	₸ 4,478,489
Allowance for impairment losses	(295,843)	(242,532)
Carrying amount	5,746,600	4,235,957
POCI
Disclosure of loans to customers [line items]
Gross loans to customers	23,136	10,504
Allowance for impairment losses	(2,185)	(261)
Carrying amount	20,951	10,243
Stage 1 - 12-month ECL
Disclosure of loans to customers [line items]
Gross loans to customers	5,447,804	4,048,478
Allowance for impairment losses	(77,521)	(59,939)
Carrying amount	5,370,283	3,988,539
Stage 2 - Lifetime ECL
Disclosure of loans to customers [line items]
Gross loans to customers	86,251	55,804
Allowance for impairment losses	(22,378)	(16,290)
Carrying amount	63,873	39,514
Stage 3 - Lifetime ECL
Disclosure of loans to customers [line items]
Gross loans to customers	485,252	363,703
Allowance for impairment losses	(193,759)	(166,042)
Carrying amount	₸ 291,493	₸ 197,661